SHARE-BASED PAYMENTS (Details) - Schedule of Share Options Outstanding	12 Months Ended
	Dec. 31, 2019 £ / shares	Dec. 31, 2018 £ / shares
Save-As-You-Earn [Member] | Save-As-You-Earn [Member]
SHARE-BASED PAYMENTS (Details) - Schedule of Share Options Outstanding [Line Items]
Number of options outstanding, Start of Period	802,994,918	860,867,088
Weighted Average Exercise Price of options outstanding, Start of Period	£ 0.4930	£ 0.5134
Number of options, Granted	487,654,212	188,866,162
Weighted Average Exercise Price, Granted	£ 0.3987	£ 0.4792
Number of options, Exercised	(27,303,963)	(135,721,404)
Weighted Average Exercise Price, Exercised	£ 0.5123	£ 0.5900
Number of options, Forfeited	(15,830,204)	(22,909,999)
Weighted Average Exercise Price, Forfeited	£ 0.4869	£ 0.4985
Number of options, Cancelled	(130,068,149)	(78,073,042)
Weighted Average Exercise Price, Cancelled	£ 0.4903	£ 0.5066
Number of options, Expired	(49,352,741)	(10,033,887)
Weighted Average Exercise Price, Expired	£ 0.5874	£ 0.5520
Number of options outstanding, End of Period	1,068,094,073	802,994,918
Weighted Average Exercise Price of options outstanding, End of Period	£ 0.4455	£ 0.4930
Number of options exercisable, End of Period	227,139	68,378
Weighted Average Exercise Price of options exercisable, End of Period	£ 0.6070	£ 0.6002
Lloyds Banking Group Executive Share Plan 2003 [Member] | Lloyds Banking Group Executive Share Plan 2003 [Member]
SHARE-BASED PAYMENTS (Details) - Schedule of Share Options Outstanding [Line Items]
Number of options outstanding, Start of Period	10,263,028	14,523,989
Weighted Average Exercise Price of options outstanding, Start of Period
Number of options, Granted	2,336,171	3,914,599
Weighted Average Exercise Price, Granted
Number of options, Exercised	(4,455,481)	(6,854,043)
Weighted Average Exercise Price, Exercised
Number of options, Vested	(69,005)	(148,109)
Weighted Average Exercise Price, Vested
Number of options, Forfeited	(39,250)	(662,985)
Weighted Average Exercise Price, Forfeited
Number of options, Expired	(400,825)	(510,423)
Weighted Average Exercise Price, Expired
Number of options outstanding, End of Period	7,634,638	10,263,028
Weighted Average Exercise Price of options outstanding, End of Period
Number of options exercisable, End of Period	2,683,267	3,305,442
Weighted Average Exercise Price of options exercisable, End of Period